AS FILED WITH THE SECURITIES
                             AND EXCHANGE COMMISSION
                                   ON 02/16/01

                               FILE NOS: 811-08228
                                    33-73248

                       SECURITIES AND EXCHANGE COMMISSION
                       ----------------------------------
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X ]
Pre-Effective Amendment No.                                      [  ]
Post-Effective Amendment No.                                     [11]
and
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940                               [X ]
Amendment No.                                                    [12]

                        (Check appropriate box or boxes.)

                                THE TIMOTHY PLAN
                         -------------------------------
               (Exact name of Registrant as Specified in Charter)

                           1304 West Fairbanks Avenue
                              Winter Park, FL 32789
                            ------------------------
                     (Address of Principal Executive Office)

               Registrant's Telephone Number, including Area Code:
                                  407-644-1986
                                  ------------

                   ARTHUR D. ALLY, 1304 WEST FAIRBANKS AVENUE
                              WINTER PARK, FL 32789
                                  407-644-1986
                     ---------------------------------------
                     (Name and Address of Agent for Service)

                     Please send copy of communications to:
                             DAVID D. JONES, ESQUIRE
                           4747 Research Forest Drive,
                                Suite 180, # 303
                             The Woodlands, TX 77381
                                  ------------

Approximate Date of Proposed Public Offering: As soon as practicable following effective date.

It is proposed that this filing will become effective (check appropriate box):

/ /  immediately upon filing pursuant to paragraph (b)
/ /  on (date) pursuant to paragraph (b)
/ /  60 days after filing pursuant to paragraph (a)(1)
/X/  on April 1, 2001,pursuant to paragraph (a)(3)
/ /  75 days after filing pursuant to paragraph (a)(2)
/ /  on ___________ pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant declares hereby that an indefinite number or amount of its securities has been registered by this Registration Statement.

A Rule 24f-2 Notice for the year ended December 31, 2000 was filed on ________, 2001.

TOTAL NUMBER OF PAGES _____
EXHIBIT INDEX BEGINS
ON PAGE               _____

                                THE TIMOTHY PLAN
                                  (the "Trust")
                                   PROSPECTUS
                                  April 1, 2001

          This Prospectus offers the following Portfolios of the Trust:

         THE TIMOTHY PLAN CONSERVATIVE GROWTH PORTFOLIO VARIABLE SERIES
           THE TIMOTHY PLAN STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

These Portfolios are intended to be funding vehicles for Variable Annuity Contracts ("VA Contracts") offered through separate accounts of the Annuity Investors Life Insurance Company (the "Insurance Company"). The Trust has filed an Application For Exemptive Order under the Investment Company Act of 1940, as amended, to allow both Portfolios to be offered through the separate accounts of the Insurance Company, as well as through the separate accounts of additional insurance companies. If, as and when the Trust's Application is approved, the Trust intends to enter into Participation Agreements with additional insurance companies to offer the Portfolios. You will be informed of any such change.

The Timothy Plan was established to provide an investment alternative for people who want to invest according to certain ethical standards. Each Portfolio invests in a different market segment, and each Portfolio has its own investment objectives. However, all the Portfolios have one thing in common. They do not invest in any company that is involved in the business of alcohol production, tobacco production or casino gambling, or which are involved, either directly or indirectly, in pornography or abortion.

          The Portfolios are distributed through Timothy Partners, Ltd.
             1304 West Fairbanks Avenue, Winter Park, Florida 32789.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIME.
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

RISK/RETURN SUMMARY
        THE TIMOTHY PLAN CONSERVATIVE GROWTH PORTFOLIO VARIABLE SERIES THE TIMOTHY PLAN STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

PURCHASES AND REDEMPTIONS OF SHARES

DIVIDENDS AND DISTRIBUTIONS

THE INVESTMENT ADVISER & INVESTMENT MANAGERS

PRINCIPAL UNDERWRITER

GENERAL INFORMATION

FINANCIAL HIGHLIGHTS

FOR MORE INFORMATION
--------------------------------------------------------------------------------

                               RISK/RETURN SUMMARY

--------------------------------------------------------------------------------
The Timothy Plan believes that it has a responsibility to invest in a moral and ethical manner. Accordingly, as a matter of fundamental policy, none of our Portfolios invest in any company that is involved in the business of alcohol production, tobacco production, or casino gambling, or which are involved, either directly or indirectly, in pornography or abortion. Such companies are referred to throughout this Prospectus as "Excluded Securities". Excluded Securities will not be purchased by any of our Portfolios. Timothy Partners Ltd.("TPL") is investment adviser to the Portfolios, and is responsible for determining those companies that are Excluded Securities.

Because none of our Portfolios will invest in Excluded Securities, the pool of securities from which each Portfolio may choose may be limited to a certain degree. Although TPL believes that each Portfolio can achieve its investment objective within the parameters of ethical investing, eliminating Excluded Securities as investments may have an adverse effect on a Portfolio's performance. However, "Total Return" is more than just numbers. It is also investing in a way that supports and reflects your beliefs and ideals. Each of our Portfolios strives to maximize both kinds of total return.
--------------------------------------------------------------------------------

THE BASICS ABOUT THE PORTFOLIOS
The Timothy Plan Conservative Growth Portfolio and the Timothy Plan Strategic Growth Portfolio (the "Portfolios") each attempts to achieve its investment objective by investing the majority of its assets in certain mutual funds offered by the Timothy Plan. The Portfolios offer you the opportunity to pursue a variety of specially constructed asset allocation strategies.

TIMOTHY PLAN STRATEGIC GROWTH PORTFOLIO

INVESTMENT OBJECTIVE
Medium to high levels of long term capital growth. Current income is a consideration only to the extent that the Timothy Plan Mutual Funds in which the Portfolio invests seek current income.

PRIMARY INVESTMENT STRATEGIES
     o Normally investing at least 75% of the Portfolio's assets in the following mutual funds offered by the Timothy Plan: Approximately 15%- 20% of net assets in the Timothy Plan Small-Cap Value Fund; Approximately 20%- 25% of its net assets in the Large/Mid-Cap Value Fund; Approximately 30%- 35% of its net assets in the Large/Mid-Cap Growth Fund; and Approximately 15%- 20% in the Timothy Plan Aggressive Growth Fund;
     o Reallocating Portfolio investments at the end of each fiscal quarter, and as needed when new funds come into the Portfolio to maintain the asset allocations described above.

PRIMARY RISKS
     o GENERAL RISK- As with most other mutual funds, you can lose money by investing in the Portfolio. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.
     o PORTFOLIO RISK- The Portfolio is subject to all of the risks that are inherent in the Timothy Plan Funds in which the Portfolio invests.

WHO SHOULD BUY THIS PORTFOLIO
The Portfolio is appropriate for investors who understand the risks of investing in moderate to aggressively oriented equity funds and who wish to allocate their investments among multiple funds with a single investment.

PAST PERFORMANCE
This Portfolio is being offered for the first time via this Prospectus. Accordingly, performance information about the Portfolio is not yet available.

TIMOTHY PLAN CONSERVATIVE GROWTH PORTFOLIO

INVESTMENT OBJECTIVE
Moderate levels of long term capital growth. Current income is a secondary objective.

PRIMARY INVESTMENT STRATEGIES
     o Normally investing at least 75% of the Portfolio's assets in the following mutual funds offered by the Timothy Plan: Approximately 10%- 15% of net assets in the Timothy Plan Small-Cap Value Fund; Approximately 20%- 25% of its net assets in the Large/Mid-Cap Value Fund; Approximately 20%- 25% of its net assets in the Large/Mid-Cap Growth Fund; and Approximately 20%- 25% in the Timothy Plan Fixed Income Fund;
     o Reallocating Portfolio investments at the end of each fiscal quarter, and as needed when new funds come into the Portfolio to maintain the asset allocations described above; and
     o Investing its remaining cash, if any, in short term US Government Securities, Money Market Securities, Repurchase Agreements and other unaffiliated mutual funds.

PRIMARY RISKS
     o GENERAL RISK- As with most other mutual funds, you can lose money by investing in the Portfolio. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.
     o PORTFOLIO RISK- The Portfolio is subject to all of the risks that are inherent in the Timothy Plan Funds in which the Portfolio invests.
     o INTEREST RATE RISK- To the extent that the Portfolio invests in the Fixed Income Fund and other fixed income securities, the Portfolio will be exposed to interest rate risk. When interest rates rise, bond prices fall; the higher the Portfolio's duration ( a calculation reflecting time risk, taking into account both the average maturity of the Portfolio's portfolio and its average coupon return), the more sensitive the Portfolio is to interest rate risk.
     o CREDIT RISK- To the extent that the Portfolio invests in the Fixed Income Fund and other fixed income securities, the Portfolio will be exposed to credit risk. The Portfolio could lose money if any bonds it owns are downgraded in credit rating or go into default. For this reason, the Portfolio will only invest in investment grade bonds.

WHO SHOULD BUY THIS PORTFOLIO
The Portfolio is appropriate for investors who understand the risks of investing in moderately risk oriented equity funds, but who also wish to realize current income and allocate their investments among multiple funds with a single investment.

PAST PERFORMANCE
This Portfolio is being offered for the first time via this Prospectus. Accordingly, performance information about the Portfolio is not yet available.

Additional Investment Information
---------------------------------
Each Portfolio may, for temporary defensive purposes, invest up to 100% of its assets in obligations of the United States Government, its agencies and instrumentalities, commercial paper, and certificates of deposit and bankers acceptances. When a Portfolio takes a temporary defensive position, it will not be investing according to its investment objective, and at such times, the performance of the Portfolio will be different that if it had invested strictly according to its objectives.
--------------------------------------------------------------------------------

                       PURCHASES AND REDEMPTIONS OF SHARES

Purchases and Redemptions of Shares in any of the Portfolios may be made only by Insurance Company for its separate accounts at the direction of VA Account owners. Please refer to the Prospectus of your VA Contract for information on how to direct investments in or redemptions from the Portfolio and any fees that may apply. Generally, the Insurance Company places orders for shares based on payments and withdrawal requests received from VA Contract owners during the day and places an order to purchase or redeem the net number of shares by the following morning. Orders are usually executed at the net asset value per share determined at the end of the business day that a payment of withdrawal request is received by the Insurance Company. There are no sales or redemption charges. However, certain sales or deferred sales charges and other charges may apply to your VA Contract. Those charges are disclosed in the separate account offering prospectus. The Trust reserves the right to suspend the offering of any of the Portfolio's shares, or to reject any purchase order.

Purchase orders for shares of the Portfolios which are received by the transfer agent in proper form prior to the close of trading hours on the New York Stock Exchange (NYSE) (currently 4:00 p.m. Eastern Time) on any day that the Portfolios calculate their net asset value, are priced according to the net asset value determined on that day. Purchase orders for shares of a Portfolio received after the close of the NYSE on a particular day are priced as of the time the net asset value per share is next determined.

Redemption proceeds will normally be wired to the Insurance Company on the next business day after receipt of the redemption instructions by the Portfolio, but in no event later than 7 days following receipt of instructions. The Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason (other than weekends or holidays) or under emergency circumstances as determined by the Securities and Exchange Commission.

Other Purchase Information
--------------------------
If the Trustees determine that it would be detrimental to the best interests of the remaining shareholders of a Portfolio to make payments in cash, a Portfolio may pay the redemption price, in whole or in part by distribution in-kind of readily marketable securities, from that Portfolio, within certain limits prescribed by the Securities and Exchange Commission. Such securities will be valued on the basis of the procedures used to determine the net asset value at the time of the redemption. If shares are redeemed in-kind, the redeeming shareholder will incur brokerage costs in converting the assets to cash.

For economy and convenience, share certificates will not be issued.

The public offering price for the Portfolios is based upon each Portfolio's net asset value per share. Net asset value per share, per Class, is calculated by adding the value of Portfolio investments, cash and other assets, subtracting Portfolio liabilities for each share Class, and then dividing the result by the number of shares outstanding for each Class . The assets of each Portfolios are valued at market value or, if market quotes cannot be readily obtained, fair value is used as determined by the Board of Trustees. The net asset value of the Portfolio's shares is computed on all days on which the New York Stock Exchange is open for business at the close of regular trading hours on the Exchange, currently 4:00 p.m. East Coast time.

Portfolio securities listed or traded on a securities exchange for which representative market quotations are available will be valued at the last quoted sales price on the security's principal exchange on that day. Listed securities not traded on an exchange that day, and other securities which are traded in the over-the-counter markets, will be valued at the last reported bid price in the market on that day, if any. Securities for which market quotations are not readily available and all other assets will be valued at their respective fair market values as determined by the Board of trustees. Money market securities with less than 60 remaining to maturity when acquired by a Portfolio will be valued on an amortized cost basis by the Portfolios, excluding unrealized gains or losses thereon from the valuation. This is accomplished by valuing the security at cost and then assuming a constant amortization to maturity of any premium or discount. If a Portfolio acquires a money market security with more than 60 days remaining to its maturity, it will be valued at amortized cost when it reaches 60 days to maturity unless the Trustees determine that such a valuation will not fairly represent its fair market value.

                           DIVIDENDS AND DISTRIBUTIONS

Dividends paid by the Portfolio are derived from its net investment income. Net investment income will be distributed at least annually. The Portfolio's net investment income is made up of dividends received from the stocks it holds, as well as interest accrued and paid on any other obligations that might be held in its portfolio.

The Portfolio realizes capital gains when it sells a security for more than it paid for it. The Portfolio may make distributions of its net realized capital gains (after any reductions for capital loss carry forwards), generally, once a year.

Under current tax law, dividends or capital gains distributions from a Portfolio are not currently taxable when left to accumulate within a VA Contract. Depending on the VA Contract, withdrawals from the Contract may be subject to ordinary income tax, and an additional penalty of 10% on withdrawals before age 59 1/2.

                             THE INVESTMENT ADVISER

Timothy Partners Ltd., (" TPL"), 1304 West Fairbanks Avenue, Winter Park, Florida, 32789, is a Florida limited partnership organized on December 6, 1993 and is registered with the Securities and Exchange Commission as an investment adviser. TPL supervises the investment of the assets of each Portfolio in accordance with the objectives, policies and restrictions of the Portfolios. TPL approves the portfolio of securities selected by the investment managers for each mutual fund offered by the Timothy Plan. To determine which securities are Excluded Securities, TPL conducts its own research and consults a number of Christian ministries on these issues. TPL retains the right to change the sources from whom it acquires its information, at its discretion. TPL has been the Adviser to the Portfolios since their inceptions.

Covenant Portfolios, Inc., a Florida corporation ("CFI"), is the managing general partner of TPL. Arthur D. Ally is President, Chairman and Trustee of the Trust, as well as President and 70% shareholder of CFI. Mr. Ally has over eighteen years experience in the investment industry prior to founding TPL, having worked for Prudential Bache, Shearson Lehman Brothers and Investment Management & Research. Some or all of these firms may be utilized by an investment manager to execute portfolio trades for a Portfolio. Neither Mr. Ally nor any affiliated person of the Trust will receive any benefit from such transactions.

For its services, TPL is paid an annual fee equal to 0.65% on the average daily net assets of each Portfolio. A portion of the advisory fees are paid by TPL to:
(1) the investment managers for assisting in the selection of portfolio securities for each Portfolio, and (2) Covenant Portfolios, Inc. ("CFI") as reimbursement for expenses related to the daily operations of the Trust performed by CFI. These fees also cover the expenses of postage, materials, fulfillment of shareholder requests, and a variety of other administrative and marketing expenses.

                              PRINCIPAL UNDERWRITER

Timothy Partners Ltd.. ("TPL") acts as principal underwriter for the Trust. The purpose of acting as an underwriter is to facilitate the registration of the Portfolios' shares under state securities laws and to assist in the sale of shares. TPL also acts as Investment Adviser to the Trust. TPL is not compensated for providing underwriting services to the Trust.

                               GENERAL INFORMATION

Total return for the Portfolios may be calculated on an average annual total return basis or an aggregate total return basis. Average annual total return reflects the average annual percentage change in value of an investment over the measuring period. Aggregate total return reflects the total percentage change in value of an investment over the measuring period. Both measures assume the reinvestment of dividends and distributions.

Total return of each Portfolio may be compared to those of mutual funds with similar investment objectives and to bond, stock or other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor mutual fund performance.

                              FOR MORE INFORMATION

Additional information about the Trust is available in the Trust's annual report to shareholders, dated December 31, 2000 and its semi-annual report to shareholders, dated June 30, 2000. In the Trust's annual and semi-annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Trust's performance during its last year of operations.

STATEMENT OF ADDITIONAL                     BY MAIL:
INFORMATION (SAI)
                                            The Timothy Plan.
The SAI contains more detailed              c/o Unified Portfolio Services, Inc.
Information on all aspects of the           431 North Pennsylvania Street
Trust.  A current SAI, dated April 1,       Indianapolis, Indiana  46204
2001, has been filed with the SEC
and is incorporated by reference            BY PHONE:  1-800-626-0201
into this prospectus.
                                            ON THE INTERNET:
                                            www.timothyplan.com
To request a free copy of the SAI,
or the Trust's latest annual or semi-       Or you may view or obtain these
annual reports, please contact the Trust.   documents from the SEC.

                                            IN PERSON:  at the SEC's Public
                                            Reference Room in Washington, D.C.

                                            BY PHONE:  1-800-SEC-0330

                                            BY MAIL:  Public Reference Section,
                                            Securities and Exchange Commission,
                                            Washington, D.C.  20549-6009
                                            (duplicating fee required)

                                            ON THE INTERNET:
                                            www.sec.gov

                                The Timothy Plan
                           Investment Company Act No.
                                    811-08228

                       STATEMENT OF ADDITIONAL INFORMATION

                                THE TIMOTHY PLAN

               ADelaware Business Trust and registered investment
                management company offering the following series:


         THE TIMOTHY PLAN CONSERVATIVE GROWTH PORTFOLIO VARIABLE SERIES
             THE TIMOTHY STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

                                  APRIL 1, 2001

--------------------------------------------------------------------------------
                             Timothy Partners, Ltd.
                           1304 West Fairbanks Avenue
                           Winter Park, Florida 32789
                                 (800) 846-7526
--------------------------------------------------------------------------------
This Statement of Additional Information is in addition to and supplements the current Prospectus of The Timothy Plan, dated April 1, 2001, relating to the Timothy Plan Conservative Growth Portfolio Variable Series and the Timothy Strategic Growth Portfolio Variable Series only. This statement of additional information is not a prospectus but supplements and should be read in conjunction with the Portfolios' prospectus, dated April 1, 2001. Copies of the prospectus may be obtained from the Trust without charge by writing the Trust at 1304 West Fairbanks Avenue, Winter Park, Florida 32789 or by calling the Trust at (800) 846-7526. Retain this statement of additional information for future reference.

                                TABLE OF CONTENTS

THE TIMOTHY PLAN......................................................

THE TIMOTHY PLAN - INVESTMENTS........................................

INVESTMENT RESTRICTIONS...............................................

INVESTMENT ADVISER....................................................

PRINCIPAL UNDERWRITER.................................................

ADMINISTRATOR.........................................................

ALLOCATION OF PORTFOLIO BROKERAGE.....................................

PURCHASE OF SHARES....................................................

REDEMPTIONS...........................................................

OFFICERS AND TRUSTEES OF THE TRUST....................................

TAXATION..............................................................

GENERAL INFORMATION...................................................

PERFORMANCE...........................................................

FINANCIAL STATEMENTS..................................................

                                THE TIMOTHY PLAN

The Timothy Plan ("Trust") was organized as a Delaware business trust. The Trust is registered with the Securities and Exchange Commission as a mutual fund company of the type known as an open-end management investment company, and is authorized to create an unlimited number of series of shares and an unlimited number of share classes within each series. A mutual fund permits an investor to pool his or her assets with those of others in order to achieve economies of scale, take advantage of professional money managers and enjoy other advantages traditionally reserved for large investors.

The Trust currently has registered and offers the following series of shares to the public:

The Timothy Plan Aggressive Growth Fund;
The Timothy Plan Small-Cap Value Fund;
The Timothy Plan Large/Mid-Cap Value Fund;
The Timothy Plan Large/Mid-Cap Growth Fund;
The Timothy Plan Fixed Income Fund;
The Timothy Plan Money Market Fund;
The Timothy Plan Conservative Growth Portfolio;
The Timothy Plan Strategic Growth Portfolio;
The Timothy Plan Conservative Growth Portfolio Variable Series; and The Timothy Plan Strategic Growth Portfolio Variable Series.

The Timothy Plan Small-Cap Value Fund, The Timothy Plan Large/Mid-Cap Value Fund, and The Timothy Plan Fixed-Income Fund currently each offers two classes of shares: Class A, and Class B.

The Timothy Plan Money Market Fund offers a single class of shares of the Trust without any sales charges.

The Timothy Plan Conservative Growth Portfolio Variable Series and The Timothy Strategic Growth Portfolio Variable Series (referred to herein as the "
Portfolios") offer a single class of shares of the Trust without any sales charges or ongoing sales or distribution fees. The Portfolios' shares are only offered to insurance companies for the purpose of funding variable annuity contracts ("VA Contracts"). Presently the Portfolios are only offered through separate accounts of the Annuity Investors Life Insurance Company (the "Insurance Company"). The Trust has filed an Application for Exemptive Order with the Securities and Exchange Commission, which, when approved, will allow the Portfolios to be offered through the separate accounts of multiple insurance companies.

The Portfolios shares are fully paid and non-assessable. They are entitled to such dividends and distributions as may be paid with respect to the shares and shall be entitled to such sums on liquidation of each Portfolio as shall be determined. Other than these rights, they have no preference as to conversion, exchange, dividends, retirement or other features and have no preemption rights.

Shareholder meetings will not be held unless required by Federal or State law or in connection with an undertaking given by the Portfolio (See Statement of Additional Information).

                         THE TIMOTHY PLAN - INVESTMENTS

Each Portfolio seeks to achieve its objectives by making investments selected in accordance with that Portfolio's investment restrictions and policies. Each Portfolio will vary its investment strategy as described in that Portfolio's Prospectus to achieve its objectives. This Statement of Additional Information contains further information concerning the techniques and operations of the Portfolios, the securities in which they will invest, and the policies they will follow.

Each Portfolio has its own investment objectives and policies, and each invests in its own portfolio of securities. Each Portfolio seeks to achieve its stated objectives by investing in securities issued by companies which, in the opinion of the Portfolios' Adviser, conduct business in accordance with the stated philosophy and principles of the Portfolios. The following information supplements the information provided in each Portfolio's Prospectus.

COMMON STOCK Common stock is defined as shares of a corporation that entitle the holder to a pro rata share of the profits of the corporation, if any, without a preference over any other shareholder or class of shareholders, including holders of the corporation's preferred stock and other senior equity. Common stock usually carries with it the right to vote, and frequently, an exclusive right to do so. Holders of common stock also have the right to participate in the remaining assets of the corporation after all other claims, including those of debt securities and preferred stock, are paid.

PREFERRED STOCK Generally, preferred stock receives dividends prior to distributions on common stock and usually has a priority of claim over common stockholders if the issuer of the stock is liquidated. Unlike common stock, preferred stock does not usually have voting rights; preferred stock, in some instances, is convertible into common stock. In order to be payable, dividends on preferred stock must be declared by the issuer's Board of Trustees. Dividends on the typical preferred stock are cumulative, causing dividends to accrue even if not declared by the Board of Trustees. There is, however, no assurance that dividends will be declared by the Board of Trustees of issuers of the preferred stocks in which the Portfolios invest.

CONVERTIBLE SECURITIES Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible security to some extent varies inversely with interest rates. While providing a fixed-income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a non-convertible debt security), a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, the Portfolios may be required to pay for a convertible security an amount in excess of the value of the underlying common stock. Common stock acquired by the Portfolios upon conversion of a convertible security will generally be held for so long as the advisor or investment manager anticipates such stock will provide the Portfolios with opportunities which are consistent with the Portfolios' investment objectives and policies.

WARRANTS A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the issuer's capital stock at a set price for a specified period of time.

AMERICAN DEPOSITORY RECEIPTS ("ADRs"). ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. The Portfolios may purchase ADRs whether they are "sponsored" or "unsponsored". "Sponsored" ADRs are issued jointly by the issuer of the underlying security and a depository. "Unsponsored" ADRs are issued without participation of the issuer of the deposited security. The Portfolios do not consider any ADRs purchased to be foreign. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect to the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR. ADRs may result in a withholding tax by the foreign country of source which will have the effect of reducing the income distributable to shareholders. Because each Portfolio will not invest more than 50% of the value of its total assets in stock or securities issued by foreign corporations, it will be unable to pass through the foreign taxes that Portfolio pays (or is deemed to pay) to shareholders under the Internal Revenue Code of 1986, as amended (the "Code").

PORTFOLIO TURNOVER Both Portfolios are being offered for the first time via this prospectus and SAI. Accordingly, they have no reportable portfolio turnover. It is not the policy of any of the Portfolios to purchase or sell securities for short-term trading purposes, but the Portfolios may sell securities to recognize gains or avoid potential for loss. The Portfolios will, however, sell any portfolio security (without regard to the time it has been held) when the investment advisor believes that market conditions, credit-worthiness factors or general economic conditions warrant such a step. High portfolio turnover would involve additional transaction costs (such as brokerage commissions) which are borne by the Portfolios, or adverse tax effects. (See "Dividends, Distributions and Taxes" in each Portfolio's Prospectus.)

                             INVESTMENT RESTRICTIONS

In addition to those set forth in the Portfolios' current Prospectuses, the Portfolios have adopted the Investment Restrictions set forth below, which are fundamental policies of each Portfolio, and which cannot be changed without the approval of a majority of the outstanding voting securities of each Portfolio. As provided in the Investment Company Act of 1940, as amended (the "1940 Act"), a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of (i) more than 50% of the outstanding shares, or (ii) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. These investment restrictions provide that each Portfolio will not:

1.   issue senior securities;

2. engage in the underwriting of securities except insofar as the Portfolio may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security;

3. purchase or sell real estate or interests therein, although the Portfolios may each purchase Timothy Plan mutual funds that invest in the securities of issuers which engage in real estate operations;

4. invest for the purpose of exercising control or management of another company;

5. purchase oil, gas or other mineral leases, rights or royalty contracts or exploration or development programs, except that the Portfolios may each purchase Timothy Plan mutual funds that invest in the securities of companies which invest in or sponsor such programs;

6. invest more than 25% of the value of the Portfolio's total assets in one particular industry, except for temporary defensive purposes;

7. make purchases of securities on "margin", or make short sales of securities, provided that each Portfolio may enter into futures contracts and related options and make initial and variation margin deposits in connection therewith; and

8. purchase or sell commodities or commodity futures contracts, other than those related to stock indexes.

9. make loans of money or securities, except (I) by purchase of fixed income securities in which a Portfolio may invest consistent with its investment objectives and policies; or (ii) by investment in repurchase agreements.

10. invest in securities of any company if any officer of trustee of the Portfolios or TPL owns more than 0.5% of the outstanding securities of such company and such officers and trustees, in the aggregate, own more than 5% of the outstanding securities of such company.

11. borrow money, except that each Portfolio may borrow from banks (I) for temporary or emergency purposes in an amount not exceeding of the Portfolio's assets or (ii) to meet redemption requests that might otherwise require the untimely disposition of portfolio securities, in an amount not to exceed 33% of the value of the Portfolio's total assets (including the amount borrowed) at the time the total assets, the Portfolio will not purchase securities. Interest paid on borrowing will reduce net income.

12. pledge, mortgage hypothecate, or otherwise encumber its assets, except in an mount up to 33% of the value of its net assets, but only to secure borrowing for temporary or emergency purposes, such as to effect redemptions, or

13. purchase the securities of any issuer, if, as a result, more than 10% of the value of a Portfolio's net assets would be invested in securities that are subject to legal or contractual restrictions on resale ("restricted securities"), in securities for which there is no readily available market quotations, or in repurchase agreements maturing in more than 7 days, if all such securities would constitute more than 10% of a Portfolio's net assets.

So long as percentage restrictions are observed by a Portfolio at the time it purchases any security, changes in values of particular Portfolio assets or the assets of the Portfolio as a whole will not cause a violation of any of the foregoing restrictions.

                               INVESTMENT ADVISER

The Trust has entered into an advisory agreement with Timothy Partners, Ltd.(TPL), effective January 19, 1994, as amended August 28, 1995, September 1, 1997, May 1, 1999, and February 23, 2001 for the provision of investment advisory services on behalf of the Trust to each Portfolio, subject to the supervision and direction of the Trust's Board of Trustees. The Investment Advisory Agreement specifies that the advisory fee will be reduced to the extent necessary to comply with the most stringent limits prescribed by any state in which the Portfolios' shares are offered for sale.

TPL further has voluntarily undertaken to waive its advisory fee and reimburse expenses on behalf of each Portfolio to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions and extraordinary charges) exceed certain percentages for each Portfolio. The percentages for each Portfolio are set forth in the Portfolios' Prospectus. TPL may terminate its undertaking at any time by written notice to the Board. You will be notified if TPL exercises such a right.

The Investment Advisory Agreement is initially effective for two years. The Investment Advisory Agreement may be renewed after its initial term only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Trust, and only if the terms of the renewal thereof have been approved by the vote of a majority of the Trustees of the Trust who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement will terminate automatically in the event of its assignment.

The table below sets forth the investment advisory fees paid to TPL for the last three years for each of the Trust's Funds and Portfolios. The table also sets forth the amounts reimbursed to each Fund or Portfolio by TPL pursuant to its voluntary commitment to limit Fund/Portfolio expenses.

--------------------------------------------------------------------------------
             SERIES                    1998              1999          2000
--------------------------------------------------------------------------------
AGGRESSIVE GROWTH FUND*
IA Fees Payable to TPL                     N/A              N/A     $---------
Amount Reimbursed by TPL                   N/A              N/A    ($---------)
--------------------------------------------------------------------------------
SMALL-CAP VALUE FUND
IA Fees Payable to TPL                $215,187         $220,068     $---------
Amount Reimbursed by TPL             ($124,004)       ($129,595)   ($---------)
--------------------------------------------------------------------------------
LARGE/MID-CAP VALUE FUND
IA Fees Payable to TPL                     N/A           $3,228     $---------
Amount Reimbursed by TPL                   N/A        ($12,527)    ($---------)
--------------------------------------------------------------------------------
LARGE/MID-CAP GROWTH FUND
IA Fees Payable to TPL                     N/A              N/A     $---------
Amount Reimbursed by TPL                   N/A              N/A    ($---------)
--------------------------------------------------------------------------------
FIXED INCOME FUND
IA Fees Payable to TPL                     N/A             $689     $---------
Amount Reimbursed by TPL                   N/A         ($14,206)   ($---------)
--------------------------------------------------------------------------------
MONEY MARKET FUND
IA Fees Payable to TPL                     N/A             $973     $---------
Amount Reimbursed by TPL                   N/A          ($8,025)   ($---------)
--------------------------------------------------------------------------------
CONSERVATIVE GROWTH PORTFOLIO
IA Fees Payable to TPL                     N/A              N/A     $---------
Amount Reimbursed by TPL                   N/A              N/A    ($---------)
--------------------------------------------------------------------------------
STRATEGIC GROWTH PORTFOLIO
IA Fees Payable to TPL                     N/A              N/A     $----------
Amount Reimbursed by TPL                   N/A              N/A    ($---------)
--------------------------------------------------------------------------------
SMALL-CAP VARIABLE SERIES
IA Fees Payable to TPL                   $ 876         $-------     $---------
Amount Reimbursed by TPL              ($ 1,487)     ($---------)   ($---------)
--------------------------------------------------------------------------------

THE PORTFOLIOS HAD NOT COMMENCED OPERATIONS PRIOR TO DECEMBER 31, 2000, SO NO ADVISORY FEES WERE PAYABLE TO TPL.

                              PRINCIPAL UNDERWRITER

Effective July 1, 1997, Timothy Partners, Ltd. (TPL), 1304 West Fairbanks Avenue, Winter Park, Florida 32789, acts as an underwriter of the Timothy Portfolios' and the Timothy Variable Portfolios' shares for the purpose of facilitating the registration of shares of the Portfolios under state securities laws and to assist in sales of shares pursuant to an underwriting agreement (the "Underwriting Agreement") approved by the Portfolio's Trustees. TPL is not compensated for providing underwriting services to the Portfolios.

In that regard, TPL has agreed at its own expense to qualify as a broker/dealer under all applicable federal or state laws in those states which the Portfolios shall from time to time identify to TPL as states in which it wishes to offer its shares for sale, in order that state registrations may be maintained by the Portfolios.

TPL is a broker/dealer registered with the U.S. Securities and Exchange Commission and is a member in good standing of the National Association of Securities Dealers, Inc.

The Portfolios shall continue to bear the expense of all filing or registration fees incurred in connection with the registration of shares under state securities laws.

The Underwriting Agreement may be terminated by either party upon 60 days' prior written notice to the other party.

                                  ADMINISTRATOR

Unified Financial Services, Inc., 431 North Pennsylvania Street, Indianapolis, IN 46204 ("Unified"), provides Transfer Agent, Portfolio Accounting and certain Administrative services to the Trust pursuant to an Administrative Services Agreement dated July 1, 1999.

Under the Administrative Services Agreement, Unified: (1) coordinates with the Custodian and performs Transfer Agent services to the Portfolios; (2) coordinates with, and monitors, any third parties furnishing services to the Portfolios; (3) provides the Portfolios with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions; (4) supervises the maintenance by third parties of such books and records of the Portfolios as may be required by applicable federal or state law; (5) prepares or supervises the preparation by third parties of all federal, state and local tax returns and reports of the Portfolios required by applicable law; (6) prepares and, after approval by the Portfolios, files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Portfolios as required by applicable law; (7) reviews and submits to the officers of the Portfolios for their approval invoices or other requests for payment of the Portfolios' expenses and instructs the Custodian to issue checks in payment thereof; and (8) takes such other action with respect to the Portfolios as may be necessary in the opinion of Unified to perform its duties under the agreement.

For the Trust's fiscal years ended December 31, 1998, 1999 and 2000, the Trust paid $113,738, $146,604 and $_______ respectively, for Administration fees.

                        ALLOCATION OF PORTFOLIO BROKERAGE

The Adviser, when effecting the purchases and sales of portfolio securities for the account of the Portfolios, will seek execution of trades either (i) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange, or (ii) at a higher rate of commission charges if reasonable in relation to brokerage and research services provided to the Portfolios or the Investment Manager by such member, broker, or dealer. Such services may include, but are not limited to, any one or more of the following: information on the availability of securities for purchase or sale, statistical or factual information, or opinions pertaining to investments. The Portfolios' Investment Manager may use research and services provided to it by brokers and dealers in servicing all its clients; however, not all such services will be used by the Investment Manager in connection with the Portfolios. Brokerage may also be allocated to dealers in consideration of the each Portfolio's share distribution but only when execution and price are comparable to that offered by other brokers.

TPL, through the Investment Managers, is responsible for making the Portfolios' portfolio decisions subject to instructions described in each Portfolio's Prospectus. The Board of Trustees may however impose limitations on the allocation of portfolio brokerage.

Securities held by one Portfolio may also be held by another or Portfolio or other accounts for which TPL, provides investment management services. If purchases or sales of securities for a Portfolio or other entities for which they act as investment advisor or for their advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective entities and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of TPL or Investment Manager during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

On occasions when TPL deems the purchase or sale of a security to be in the best interests of one Portfolio or more Portfolios or other accounts, they may to the extent permitted by applicable laws and regulations, but will not be obligated to, aggregate the securities to be sold or purchased for the Portfolio with those to be sold or purchased for the other Portfolio or accounts in order to obtain favorable execution and lower brokerage commissions. In that event, allocation of the securities purchased or sold, as well as the expenses incurred in the transaction, will be made by an Investment Manager in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Portfolios and to such other accounts. In some cases this procedure may adversely affect the size of the position obtainable for a Portfolio.

The Board of Trustees of the Portfolios periodically reviews the brokerage placement practices of the Advisor on behalf of the Portfolios, and reviews the prices and commissions, if any, paid by the Portfolios to determine if they were reasonable.

The Investment Managers also may consider sales of the VA Contracts by a broker-dealer as a factor in the selection of broker-dealers to execute transactions for the Timothy Variable Portfolios. In addition, the Investment Managers may place portfolio trades for both Portfolios with affiliated brokers. As stated above, any such placement of trades will be subject to the ability of the affiliated broker-dealer to provide best execution, the Trust's procedures governing such affiliated trades and the Conduct Rules of the National Association of Securities Dealers, Inc.

                               PURCHASE OF SHARES

The Portfolios currently only offer their shares to the Annuity Investors Life Insurance Company, but may, in the future, offer their shares to other insurance company separate accounts. The Trust has filed an Application For Exemptive Order with the Securities and Exchange Commission seeking an order from the Commission allowing the Portfolios to be offered to multiple insurance company separate accounts. The separate accounts invest in shares of the Portfolios in accordance with the allocation instructions received from holders of the VA contracts. Shares of the Portfolios are sold at net asset value as described in each Portfolio's Prospectus.

                                   REDEMPTIONS

The redemption price will be based upon the net asset value per share next determined after receipt of the redemption request, provided it has been submitted in the manner described below. The redemption price may be more or less than your cost, depending upon the net asset value per share at the time of redemption.

Payment for shares tendered for redemption is made by check within seven days after tender in proper form, except that the Portfolios reserve the right to suspend the right of redemption, or to postpone the date of payment upon redemption beyond seven days: (i) for any period during which the NYSE is restricted, (ii) for any period during which an emergency exists as determined by the U.S. Securities and Exchange Commission as a result of which disposal of securities owned by the Portfolios is not reasonably predictable or it is not reasonably practicable for the Portfolios fairly to determine the value of its net assets, or (iii) for such other periods as the U.S. Securities and Exchange Commission may by order permit for the protection of shareholders of the Portfolios.

Pursuant to the Trust's Agreement and Declaration of Trust, payment for shares redeemed may be made either in cash or in-kind, or partly in cash and partly in-kind. However, the Trust has elected, pursuant to Rule 18f-1 under the 1940 Act, to redeem its shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Trust, during any 90-day period for any one shareholder. Payments in excess of this limit will also be made wholly in cash unless the Board of Trustees believes that economic conditions exist which would make such a practice detrimental to the best interests of the Trust. Any portfolio securities paid or distributed in-kind would be valued as described under "Determination of Net Asset Value" in the each Portfolio's prospectus. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Portfolios.

In-kind payments need not constitute a cross-section of a Portfolio's' portfolio. Where a shareholder has requested redemption of all or a part of the shareholder's investment, and where a Portfolio completes such redemption in-kind, that Portfolio will not recognize gain or loss for federal tax purposes, on the securities used to complete the redemption. The shareholder will recognize gain or loss equal to the difference between the fair market value of the securities received and the shareholder's basis in the Portfolio shares redeemed.

                       OFFICERS AND TRUSTEES OF THE TRUST

The Trustees and principal executive officers and their principal occupations for the past five years are listed below.

-----------------------------------------------------------------------------------------------
                             DATE PERSON BECAME A TRUSTEE &          PRINCIPAL OCCUPATION
NAME, ADDRESS & AGE          TRUST OFFICES HELD, IF ANY              DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------
Arthur D. Ally  (59)*        Trustee since January, 1994.     President and controlling
1304 West Fairbanks Avenue   Currently serves as President    shareholder of Covenant
Winter Park, FL              of the Trust and Chairman of     Portfolios, Inc.("CFI"), a
                             the Board of Trustees.           holding company.  President and
                                                              general partner of Timothy
                                                              Partners, Ltd.("TPL"), the
                                                              investment adviser and principal
                                                              underwriter to each Portfolio.
                                                              CFI is also the managing general
                                                              partner of TPL.
-----------------------------------------------------------------------------------------------
Joseph E. Boatwright         Trustee since April, 1995.       Retired Minister.  Currently
(69)**                       Currently serves as Secretary    serves as a consultant to the
1410 Hyde Park Drive         to the Trust.                    Greater Orlando Baptist
Winter Park, FL                                               Association. Served as Senior
                                                              Pastor to the  Aloma Baptist
                                                              Church from 1970-1996
-----------------------------------------------------------------------------------------------

Wesley W. Pennington (69)    Trustee since January, 1994.     President, Westwind Holdings,
442 Raymond Avenue           Currently serves as Treasurer    Inc., a development company,
Longwood, FL                 to the Trust.                    since 1997.  President and
                                                              controlling shareholder, Weston,
                                                              Inc., a fabric treatment company,
                                                              form 1979-1997.
-----------------------------------------------------------------------------------------------
Jock M. Sneddon (52)**       Trustee since January, 1997.     Physician, Florida Hospital
6001 Vineland Drive                                           Center.
Orlando, FL
-----------------------------------------------------------------------------------------------

                                       8

-----------------------------------------------------------------------------------------------
W. Thomas Fyler, Jr. (43)    Trustee since December, 1998     President, controlling
90 West Street, Suite 1820                                    shareholder of W.T. Fyler,
New York, NY  10006                                           Jr./Ephesus, Inc., a New York
                                                              State registered investment
                                                              advisory firm.  Founding member
                                                              of the National Association of
                                                              Christian Financial Consultants.
-----------------------------------------------------------------------------------------------
Randy R. Brunson  (44)       Trustee since May, 2000.         Founder and Principal of Brunson
4500 Hugh Howell Rd,                                          Financial Management, Inc., a
Suite 750                                                     financial planning and investment
Tucker, GA  30084                                             advisory firm located in Atlanta,
                                                              Georgia.  Member, Institute of
                                                              Certified Financial Planners, the
                                                              Institute for Investment
                                                              Management Consulting, and the
                                                              Atlanta Health Care Alliance,
                                                              among others.
-----------------------------------------------------------------------------------------------
Mathew D. Staver (44)**      Trustee since May, 2000.         Attorney specializing in free
210 East Palmetto Ave.                                        speech, appellate practice and
Longwood, FL  32750                                           religious liberty constitutional
                                                              law.  Founder of Liberty Counsel,
                                                              a religious civil liberties
                                                              education and legal defense
                                                              organization.  Host of two radio
                                                              programs devoted to religious
                                                              freedom issues.  Editor of a
                                                              monthly newsletter devoted to
                                                              religious liberty topics.  Mr.
                                                              Staver has argued before the
                                                              United States Supreme Court and
                                                              has published numerous legal
                                                              articles.
-----------------------------------------------------------------------------------------------
Charles E. Nelson  (66)      Trustee since May, 2000.         Director of Finance, Hospice of
1145 Cross Creek                                              the Comforter, Inc., a non-profit
Altamonte Springs, FL                                         organization. Formerly Comptroller,
                                                              Florida United Methodist Children's
                                                              Home, Inc. Formerly Credit
                                                              Specialist with the Resolution
                                                              Trust Corporation and Senior
                                                              Executive Vice President, Barnett
                                                              Bank of Central Florida, N.A.
                                                              Formerly managing partner, Arthur
                                                              Anderson, CPA firm, Florida branch.
-----------------------------------------------------------------------------------------------
Mark A. Minnella  (46)       Trustee since May, 2000.         Principal and co-founder of  The
1215 Fern Ridge Parkway,                                      Financial Engineering Center,
Suite 110                                                     Inc. a registered investment
Creve Coeur, MO                                               advisory firm.  Co-founder,
                                                              treasurer and director of the
                                                              National Association of Christian
                                                              Financial Consultants.  Mr.
                                                              Minnella is a Registered
                                                              Investment Principal (NASD Series
                                                              24), and a registered investment
                                                              adviser (NASD Series 65).  Host
                                                              of a weekly radio program in St.
                                                              Louis devoted to financial
                                                              planning.  Frequent lecturer,
                                                              teacher and author of a variety
                                                              of financial software products.
-----------------------------------------------------------------------------------------------

 * Mr. Ally is an "interested" Trustee, as that term is defined in the 1940 Act, because of his positions with and financial interests in CFI and TPL.

** Messrs. Boatwright, Sneddon and Staver are "interested" Trustees, as that term is defined in the 1940 Act, because each has a limited partnership interest in TPL.

The officers conduct and supervise the daily business operations of the Portfolios, while the Trustees, in addition to functions set forth under "Investment Advisor," "Investment Manager," and "Underwriter," review such actions and decide on general policy. Compensation to officers and Trustees of the Portfolios who are affiliated with TPL is paid by TPL, and not by the Portfolio. For the fiscal year ended December 31, 2000, the Timothy Portfolios did not pay compensation to any of its Trustees. In addition, no Trustee served on the Board of Directors of another investment company managed by TPL for the calendar year ended December 31, 2000.

                                    TAXATION

The Portfolios intend to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").

In order to so qualify, a Portfolio must, among other things (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) distribute at least 90% of its dividends, interest and certain other taxable income each year; and (iii) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of a Portfolio's total assets and 10% of the outstanding voting securities of such issuer, and with no more than 25% of its assets invested in the securities (other than those of the government or other regulated investment companies) of any one issuer or of two or more issuers which the Portfolio controls and which are engaged in the same, similar or related trades and businesses.

To the extent each Portfolio qualifies for treatment as a regulated investment company, it will not be subject to federal income tax on income and net capital gains paid to shareholders in the form of dividends or capital gains distributions.

As noted in its Prospectus, the Portfolios must, and intend to, comply with the diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements mentioned above, place certain limitations on the proportion of the Portfolios' assets that may be represented by any single investment (which includes all securities of the same issuer). For purposes of
Section 817(h), all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are treated as a single investment. In addition, each U.S. Government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered securities issued by the same issuer. For information concerning the consequences of failure to meet the requirements of Section 817(h), refer to the respective prospectuses for the VA Contracts.

An excise tax at the rate of 4% will be imposed on the excess, if any, of the Portfolios' "required distributions" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of a Portfolio's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on December 31 plus undistributed amounts from prior years. The Portfolios intend to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by the Portfolios during October, November or December to shareholders of record during such month and paid by January 31 of the following year will be taxable to shareholders in the calendar year in which they are declared, rather than the calendar year in which they are received.

Shareholders will be subject to federal income taxes on distributions made by the Portfolio whether received in cash or additional shares of the Portfolios. Distributions of net investment income and net short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions of net long-term capital gains, if any, will be taxable to shareholders as long-term capital gains, without regard to how long a shareholder has held shares of the Portfolio. A loss on the sale of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares. Dividends eligible for designation under the dividends received deduction and paid by the Portfolios may qualify in part for the 70% dividends received deduction for corporations provided, however, that those shares have been held for at least 45 days.

The Portfolios will notify shareholders each year of the amount of dividends and distributions, including the amount of any distribution of long-term capital gains, and the portion of its dividends which may qualify for the 70% deduction.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative action at any time, and retroactively.

Each Class of shares of the Timothy Portfolios will share proportionately in the investment income and expenses of that Portfolio, except that each class will incur different distribution expenses.

Dividends and distributions also may be subject to state and local taxes.

Shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local taxes.

                               GENERAL INFORMATION

AUDITS AND REPORTS
------------------

The accounts of the Trust are audited each year by Tait, Weller & Baker of Philadelphia, PA, independent certified public accountants whose selection must be ratified annually by the Board of Trustees.

Shareholders receive semi-annual and annual reports of the Portfolios, including the annual audited financial statements and a list of securities owned.

MISCELLANEOUS
-------------

As of _________, 2001, the Portfolios had not offered shares to the public.

                                   PERFORMANCE

Performance information for the shares of the Portfolios will vary due to the effect of expense ratios on the performance calculations. TOTAL RETURNS AND YIELDS QUOTED FOR THE PORTFOLIOS INCLUDE THE PORTFOLIOS' EXPENSES, BUT MAY NOT INCLUDE CHARGES AND EXPENSES ATTRIBUTABLE TO ANY PARTICULAR INSURANCE PRODUCT.

BECAUSE SHARES OF THE PORTFOLIOS MAY BE PURCHASED ONLY THROUGH VARIABLE ANNUITY CONTRACTS, YOU SHOULD CAREFULLY REVIEW THE PROSPECTUS OF YOUR VA CONTRACT FOR INFORMATION ON RELEVANT CHARGES AND EXPENSES. Excluding these charges from quotations of the Portfolio's performance has the effect of increasing the performance quoted. You should bear in mind the effect of these charges when comparing the Portfolios' performance to that of other mutual funds.

Current  yield and total  return  may be quoted in  advertisements,  shareholder reports or other communications to shareholders. Yield is the ratio of income per share derived from the Portfolios investments to a current maximum offering price expressed in terms of percent. The yield is quoted on the basis of earnings after expenses have been deducted. Total return is the total of all income and capital gains paid to shareholders, assuming reinvestment of all distributions, plus (or minus) the change in the value of the original investment, expressed as a percentage of the purchase price. Occasionally, the Portfolios may include their distribution rates in advertisements. The distribution rate is the amount of distributions per share made by a Portfolio over a 12-month period divided by the current maximum offering price.

U.S. Securities and Exchange Commission ("Commission") rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Portfolios be accompanied by certain standardized performance information computed as required by the Commission. Current yield and total return quotations used by the Portfolios are based on the standardized methods of computing performance mandated by the Commission. An explanation of those and other methods used by the Portfolios to compute or express performance follows.

As the following formula indicates, the average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation and dividends and distributions paid and reinvested) for the stated period less any fees charged to all shareholder accounts and annualizing the result. The calculation assumes the maximum sales load is deducted from the initial $1,000 purchase order and that all dividends and distributions are reinvested at the net asset value on the reinvestment dates during the period. The quotation assumes the account was completely redeemed at the end of each one, five and ten-year period and assumes the deduction of all applicable charges and fees. According to the Commission formula:

                     n
               P(1+T)  = ERV
where:
P = a hypothetical initial payment of $1,000.
T = average annual total return.
n = number of years.
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five or ten-year periods, determined at the end of the one, five or ten-year periods (or fractional portion thereof).

                         COMPARISONS AND ADVERTISEMENTS
                         ------------------------------

To help investors better evaluate how an investment in the Portfolios might satisfy their investment objective, advertisements regarding the Portfolios may discuss total return for the Portfolios as reported by various financial publications. Advertisements may also compare total return to total return as reported by other investments, indices, and averages. The following publications, indices, and averages may be used:

     Lipper Mutual Portfolio Performance Analysis;
     Lipper Mutual Portfolio Indices;
     CDA Weisenberger; and
     Morningstar

From time to time, the Portfolios may also include in sales literature and advertising (including press releases) TPL comments on current news items, organizations which violate the Portfolios' philosophy (and are screened out as unacceptable portfolio holdings), channels of distribution and organizations which endorse the Portfolio as consistent with their philosophy of investment.

                              FINANCIAL STATEMENTS

The Portfolios are being offered for the first time. Accordingly, financial statements for the Portfolios are not yet available.

                           PART C. OTHER INFORMATION.

ITEM 23.  EXHIBITS.
-------------------

(A) Agreement and Declaration of Trust is incorporated herein by reference to Post Effective Amendment No. 4, electronically filed on April 26, 1996.

(B) By-Laws of Registrant dated January 19, 1994 is incorporated herein by reference to Post Effective Amendment No. 4, electronically filed on April 26, 1996.

(C)  None

(D)  Investment Advisory Agreements:

     (a)(ii) Form of Amendment to Investment Advisory Agreement dated May 1, 1999 between the Registrant and Timothy Partners, Ltd. is incorporated herein by reference to Post Effective Amendment No. 9, electronically filed on March 17, 1999.

     (a)(iii) Form of Amendment to Investment Advisory Agreement dated May 1, 1998 between the Registrant and Timothy Partners, Ltd. is incorporated herein by reference to Post-Effective No. 8, electronically filed on April 16, 1998.

     (a)(iv) Amendment dated March 12, 1997 to Investment Advisory Agreement dated January 19, 1994 between Registrant and Timothy Partners, Ltd. is incorporated herein by reference to Post-Effective No. 6, electronically filed on July 18, 1997.

     (a)(v) Amendment dated August 28, 1995 to Investment Advisory Agreement dated January 19, 1994 between Registrant and Timothy Partners,
              Ltd. is incorporated herein by reference to Post Effective Amendment No. 4, electronically filed on April 26, 1996.

     (a)(vi) Investment Advisory Agreement dated January 19, 1994 between Registrant and Timothy Partners, Ltd. is incorporated herein by reference to Post-Effective Amendment No. 4, electronically filed on April 26, 1996.

     (b)(ii) Sub-Investment Advisory Agreement dated May 1, 1999 between Timothy Partners, Ltd., Carr & Associates and the Registrant is incorporated herein by reference to Post Effective Amendment No. 9, electronically filed on March 17, 1999..

     (b)(iii) Sub-Investment Advisory Agreement dated May 1, 1999 between Timothy Partners, Ltd., Fox Asset Management and the Registrant is incorporated herein by reference to Post Effective Amendment No. 9, electronically filed on March 17, 1999.

     (b)(iv) Form of Amendment to Sub-Investment Advisory Agreement dated May 1, 1998 between Timothy Partners, Ltd., Awad & Associates and the Registrant is incorporated herein by reference to Post-Effective Amendment No. 8 as electronically filed on April 16, 1998.

     (b)(v) Sub-Investment Advisory Agreement dated January 1, 1997 among Timothy Partners, Ltd., Awad & Associates and the Registrant is incorporated by reference to Post-Effective Amendment No. 5, as electronically filed on -----------------.

(E)  DISTRIBUTION AGREEMENTS:

     Underwriting Agreement dated July 1, 1997 between the Registrant and Timothy Partners, Ltd. is incorporated herein by reference to Post-Effective No. 6, electronically filed on July 18, 1997.

(F)  None

(G)  CUSTODIAN AGREEMENT

     Custodian Agreement between Registrant and The Bank of New York, dated November 11, 1994 is incorporated herein by reference to Post Effective Amendment No. 5, electronically filed on ----------.

(H)  OTHER MATERIAL CONTRACTS:

     (a)(i). Amendment dated May 1, 1996 to Administrative Agreement dated January 19, 1994 between Registrant and Covenant Financial Management, Inc. is incorporated herein by reference to Post Effective Amendment No. 4, as electronically filed on April 26, 1996.

     (a)(ii) Administrative Agreement dated January 19, 1994 between Registrant and Covenant Financial Management, Inc. is incorporated herein by reference to Post Effective Amendment No. 4, as electronically filed on April 26, 1996.

     (b)(i) Form of Participation Agreement dated May 1, 1998 among the Registrant on behalf of The Timothy Plan Variable Series, Annuity Investors Life Insurance Company and Timothy Partners, Ltd. is incorporated herein by reference to Post Effective Amendment No. 9, electronically filed on March 17, 1999.

     (c)(i) Mutual Portfolio Services Agreement among the Registrant and Unified Financial Services, Inc. is incorporated herein by reference to Post Effective Amendment No. 10, as electronically filed on May 3, 2000.

(I)  OPINION AND CONSENT OF COUNSEL AS TO THE LEGALITY OF THE  SECURITIES  TO BE
     ISSUED:

     (a) Opinion and Consent of David Jones & Assoc., P.C., counsel to the Trust, is filed herewith electronically as Exhibit I.

(J)  CONSENTS

     (a) Consent of Tait, Weller & Baker is incorporated by reference from the Timothy Portfolio's 2000 Annual Report to Shareholders.

(K)  None.

(L)  LETTERS OF UNDERSTANDING RELATING TO INITIAL CAPITAL:

     (a) Investment letters between the Registrant and Phillis B. Crosby, Michael J. Demaray, Thomas J. Snyder, William R. Cadle, Bernice I. Cradle, Mary A. Gibson, Delbert E. Rich, Gwynn M. Reel, Charles E. Davis, Gregory Tighe and Frank Salerno are incorporated herein by reference to Post Effective Amendment No. 4, electronically filed on April 26, 1996.

(M)  NONE:

(N)  Not Applicable

(O)  Not applicable

(P)  CODE OF ETHICS

     (a) Code of Ethics for the Timothy Plan and Timothy Partners Limited is incorporated herein by reference to Post effective Amendment # 11, as electronically filed on August 16, 2000.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.
------------------------------------------------------------------------

None.

ITEM 25.  INDEMNIFICATION.
--------------------------

Under the terms of the Delaware Business Trust Act and the Registrant's Agreement and Declaration of Trust and By-Laws, no officer or Trustee of the Portfolio shall have any liability to the Portfolio or its shareholders for damages, except to the extent such limitation of liability is precluded by Delaware law, the Agreement and Declaration of Trust, or the By-Laws.

The Delaware Business Trust Act, section 3817, permits a business trust to indemnify any Trustee, beneficial owner, or other person from and against any claims and demands whatsoever. Section 3803 protects a Trustee, when acting in such capacity, from liability to any person other than the business trust or beneficial owner for any act, omission, or obligation of the business trust or any Trustee thereof, except as otherwise provided in the Agreement and Declaration of Trust.

The Agreement and Declaration of Trust provides that the Trustees shall not be liable for any neglect or wrong-doing of any officer, agent, employee, manager or underwriter of the Portfolio, nor shall any Trustee be responsible for the act or By-Laws, the Portfolio may indemnify to the fullest extent each Trustee and officer of the Portfolio acting in such capacity, except each Trustee and officer of the Portfolio acting in such capacity, except as otherwise provided in the Agreement and Declaration of Trust.

The Agreement and Declaration of Trust provides that the Trustees shall not be liable for any neglect or wrong-doing of any officer, agent, employee, manager or underwriter of the Portfolio, nor shall any Trustee be responsible for the act or omission of any other Trustee. Subject to the provisions of; the By-Laws, the Portfolio may indemnify to the fullest extent each Trustee and officer of the Portfolio acting in such capacity, except that no provision in the Agreement and Declaration of Trust shall be effective to protect or purport to protect and indemnify any Trustee or officer of the Portfolio from or against any liability to the Portfolio or any shareholder to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

The By-Laws provide indemnification for each Trustee and officer who is a party or is threatened to be made a party to any proceeding, by reason of service in such capacity, to the fullest extent, if it is determined that Trustee or officer acted in good faith and reasonably believed: (a) in the case of conduct in his official capacity as an agent of the Portfolio, that his conduct was in the Portfolio's best interests and (b) in all other cases, that his conduct was at least not opposed to the Portfolio's best interests and (c) in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct of that person was unlawful. However, there shall be no indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Trustee's or officer's office. Further, no indemnification shall be made:

(a) In respect of any proceeding as to which any Trustee or officer of the Portfolio shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity; or

(b) In respect of any proceeding as to which any Trustee or officer of the Portfolio shall have been adjudged to be liable in the performance of that person's duty to the Portfolio, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the relevant circumstances of the case, that person is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; however, in such case, indemnification with respect to any proceeding by or in the right of the Portfolio or in which liability shall have been adjudged by reason of the disabling conduct set forth in the preceding paragraph shall be limited to expenses; or

(c) Of amounts paid in settling or otherwise disposing of a proceeding, with or without court approval, or of expenses incurred in defending a proceeding which is settled or otherwise disposed of without court approval, unless the required court approval set forth in the By-Laws is obtained.

In any event, the Portfolio shall indemnify each officer and Trustee against reasonable expenses incurred in connection with the successful defense of any proceeding to which each such officer or Trustee is a party by reason of service in such Capacity, provided that the Board of Trustees, including a majority who are disinterested, non-party Trustees, also determines that such officer or Trustee was not liable by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties or office. The Portfolioshall advance to each officer and Trustee who is made a party to the proceeding by reason of service in such capacity the expenses incurred by such person in connection therewith, if (a) the officer or Trustee affirms in writing that his good faith belief that he has met the standard of conduct necessary for indemnification, and gives a written undertaking to repay the amount of advance if it is ultimately determined that he has not met those requirements, and (b) a determination that the facts then known to those making the determination would not preclude indemnification.

The Trustees and officers of the Portfolio are entitled and empowered under the Declaration of Trust and By-Laws, to the fullest extent permitted by law, to purchase errors and omissions liability insurance with assets of the Portfolio, whether or not the fund would have the power to indemnify him against such liability under the Declaration of Trust or By-Laws.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers, the underwriter or control persons of the Registrant pursuant to the foregoing provisions, the Registrant has been informed that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. See also Item 32.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF ADVISOR.
----------------------------------------------------

Timothy Partners, Ltd. ("TPL") serves as investment advisor of the Portfolio. The following persons serving as directors or officers of TPL have held the following positions with TPL for the past two years.

--------------------------------------------------------------------------------
                             Positions and Offices with    Positions and Offices
Name and Business Address    Timothy Partners, Ltd.        with the Registrant
--------------------------------------------------------------------------------
Arthur D. Ally               President of Covenant         President and Trustee
1304 West Fairbanks Avenue   Portfolios, Inc., Managing
Winter Park Florida  32789   General Partner of Timothy
                             Partners, Ltd., and
                             Individual General Partner
                             of Timothy Partners, Ltd.
--------------------------------------------------------------------------------

Covenant Financial Management, Inc. is a marketing/consulting firm owned by Arthur Ally that renders consulting advice to TPL with regard to marketing plans to be employed to target potential investor groups that might be interested in investing in the Portfolio because of its investment objectives and criteria.

ITEM 27. PRINCIPAL UNDERWRITER.
-------------------------------

(a)  Timothy  Partners,   Ltd.  (TPL)  is  the  principal  underwriter  for  the
Registrant's securities and currently acts as underwriter for the Registrant only.

(b) The table below sets forth certain information as to the Underwriter's Directors, Officers and Control Persons:

--------------------------------------------------------------------------------
                             Positions and Offices with    Positions and Offices
Name and Business Address    the Underwriter.              with the Registrant
--------------------------------------------------------------------------------
Arthur D. Ally               President of Covenant         President and Trustee
1304 West Fairbanks Avenue   Portfolios, Inc., Managing
Winter Park Florida  32789   General Partner of Timothy
                             Partners, Ltd., and
                             Individual General Partner
                             of Timothy Partners, Ltd.
--------------------------------------------------------------------------------

(c) Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.
-------------------------------------------

Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules 17 CFR 270.31a-1 to 31a-3 promulgated thereunder, is maintained by the Portfolio at 1304 West Fairbanks Avenue, Winter Park, Florida 32789, except for those maintained by the Portfolio's Custodian, Star Bank, N.A. Cincinatti, Ohio, and the Portfolio's Administrator, Transfer, Redemption and Dividend Disbursing Agent and Accounting Services Agent, Unified Financial Services, Inc., 431 North Pennsylvania Street, Indianapolis, IN 46204.

ITEM 29.  MANAGEMENT SERVICES.
------------------------------
Not applicable.

ITEM 30.  UNDERTAKINGS.
-----------------------
(a)  Inapplicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant hereby certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 10 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 12 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in Winter Park, State of Florida, on the 16th day of February, 2001.

THE TIMOTHY PLAN

By: /s/  Arthur D. Ally
-----------------------------------
ARTHUR D. ALLY, PRESIDENT & TRUSTEE

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 9 to the Registrant's Registration Statement has been signed below by the following persons in the capacities indicated.

Signature                         Title                        Date
--------------------------------------------------------------------------------

/s/ Arthur D. Ally                President and Trustee        February 16, 2001
-----------------------------
ARTHUR D. ALLY


/s/ Joseph E. Boatwright          Secretary and Trustee        February 16, 2001
-----------------------------
JOSEPH E. BOATWRIGHT


/s/ Wesley Pennington             Treasurer and Trustee        February 16, 2001
-----------------------------
WESLEY PENNINGTON


/s/ W.T. Fyler                    Trustee                      February 16, 2001
-----------------------------
W.T. FYLER


/s/ Jock M. Sneddon               Trustee                      February 16, 2001
-----------------------------
JOCK M. SNEDDON

EXHIBITS

23(I)          Opinion and Consent of David Jones & Assoc., P.C.